Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting:

The financial statements of the Plan are prepared under the accrual method of accounting in accordance with generally accepted accounting principles in the United States of America.

Investment Valuation and Income Recognition:

Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the Plan year. The Vanguard Institutional 500 Index Trust is valued at the net asset value of the underlying fund, determined as of the close of the New York Stock Exchange on the valuation date. The Vanguard Retirement Savings Trust II Fund invests primarily in investment contracts issued by insurance companies and commercial banks and in contracts that are backed by bond funds. Participant transactions (purchases and sales) occur daily with no restrictions and there are no unfunded commitments. Purchases and sales of securities are recorded on a trade-date basis.

Use of Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Administrative Fees:

Substantially all administrative, management fees and other expenses of the Plan are paid by the Company. Certain transaction costs are paid by the participants.

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2     Summary of Significant Accounting Policies, Continued

Plan Termination:

The Company may amend, modify, suspend or terminate the Plan, provided that no assets held by the Plan or income thereon received for the purposes of the Plan shall be used for, or diverted to, purposes other than for the exclusive benefit of participating employees or their beneficiaries.

Risks and Uncertainties:

The Plan's investments include investments in registered investment companies, common collective trusts, and a company stock fund with varying degrees of risk, such as interest rate, credit and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the amounts reported in the Statement of Net Assets Available for Benefits.

Subsequent Events:

Management evaluates events occurring subsequent to the date of the financial statements in determining the accounting for and disclosure of transactions and events that affect the financial statements.

Subsequent events have been evaluated through the report date, which is the date the financial statements were available to be issued.